Bank Borrowings - Additional Information (Detail) $ in Thousands, ¥ in Millions																																	1 Months Ended	12 Months Ended
	Apr. 14, 2022 USD ($)	Oct. 14, 2021 USD ($)	Apr. 14, 2021 USD ($)	Apr. 15, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 27, 2020 USD ($)	Jan. 14, 2020 USD ($)	Dec. 14, 2019 USD ($)	Dec. 13, 2019 USD ($)	Nov. 30, 2019 USD ($)	Nov. 22, 2019 USD ($)	Sep. 30, 2019 USD ($)	Sep. 14, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 26, 2019 CNY (¥)	Jun. 14, 2019 USD ($)	Jun. 06, 2019	May 24, 2019 CNY (¥)	May 24, 2019 USD ($)	May 17, 2019 USD ($)	Dec. 20, 2018	Dec. 14, 2018	Nov. 30, 2018 USD ($)	Jun. 22, 2018 USD ($)	Jan. 31, 2018 CNY (¥)	Jan. 31, 2018 USD ($)	Jan. 05, 2018 USD ($)	Dec. 18, 2017 USD ($)	Nov. 17, 2017 USD ($)	Jul. 19, 2017 CNY (¥)	Jul. 19, 2017 USD ($)	Jun. 22, 2015 CNY (¥)	Jun. 27, 2019 CNY (¥)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Apr. 15, 2020 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2019 USD ($)	Jun. 26, 2019 USD ($)	Jun. 25, 2019 CNY (¥)	Jun. 25, 2019 USD ($)	Oct. 23, 2018 USD ($)	Jan. 05, 2018 CNY (¥)	Jan. 05, 2018 USD ($)	Dec. 18, 2017 CNY (¥)	Dec. 18, 2017 USD ($)	Jul. 21, 2017
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity																								$ 15,081								¥ 300.0	¥ 115.2
Line of credit facility, interest rate															3.437%						3.99%	3.49%					2.91%	2.82%					3.43%
Line of credit facility, effective period																											12 months	12 months				3 years
Term deposit used as collateral | ¥																																													¥ 134.7
Line of Credit Facility, Expiration Date																																	Mar. 31, 2020	Jun. 26, 2019
Line of credit facility, maximum borrowing capacity																											$ 15,200	$ 20,100
Repaid amount						$ 12,100			$ 1,100			$ 6,000		$ 8,000				¥ 35.0	$ 5,073						¥ 47.0	$ 6,843
Long term bank borrowing, fair value																																			$ 15,981			$ 0
Bank borrowing, fair value																																			4,012			38,502
Debt Instrument, Term				2 years
Term Loan
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity																				$ 30,300									$ 40,000				¥ 115.2		20,000							$ 48,300
Line of credit facility, effective period																													1 year
Repaid amount							$ 8,300		$ 6,900
Debt Repayment							8,300	$ 8,000					$ 6,000			$ 8,000
One Hundered Fifteen Point Two Million BEA Facility
Debt Instrument [Line Items]
Debt Repayment					$ 12,100					$ 3,000	$ 3,000
Twenty Thousand One Hundred HSB Facility
Debt Instrument [Line Items]
Line of Credit Facility, Expiration Date																	Jan. 14, 2020			Nov. 30, 2019
Fifteen Thousand Two Hundred HSB Facility
Debt Instrument [Line Items]
Line of Credit Facility, Expiration Date																	Dec. 19, 2019			Jan. 14, 2020
Twenty Thousand Hsb Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity																																				$ 20,000
Line of credit facility, interest rate				2.58%
Term deposit used as collateral				¥ 143.0																																$ 21,062
Debt Instrument Periodic Repayment Date	Apr. 14, 2022	Oct. 14, 2021	Apr. 14, 2021
Twenty Thousand Hsb Facility [Member] | Scenario, Forecast
Debt Instrument [Line Items]
Repaid amount	$ 8,000	$ 8,000	$ 4,000
Beijing Champion Distance Education Technology Co., Ltd. (''Champion Technology'')
Debt Instrument [Line Items]
Term deposit used as collateral															¥ 11.6																								$ 1,738	¥ 3.6	$ 526		¥ 101.8	$ 15,301		$ 20,246
Line of Credit Facility, Expiration Date																								Jun. 25, 2019
Repaid amount							$ 15,100																$ 5,000
Beijing Champion Distance Education Technology Co., Ltd. (''Champion Technology'') | Term Loan
Debt Instrument [Line Items]
Term deposit used as collateral																																					¥ 143.0	$ 21,062
Beijing Zhengbao Yucai Education Technology Co., Ltd. (''Zhengbao Yucai'')
Debt Instrument [Line Items]
Line of Credit Facility, Expiration Date																														Jul. 20, 2020	Jul. 20, 2020
Line of credit facility, maximum borrowing capacity																														¥ 132.6	$ 19,307
Equity interest percentage																														80.00%	80.00%																80.00%
Line of Credit Facility, Initiation Date																														Jul. 21, 2017	Jul. 21, 2017
Term loan agreement interest rate																														11.00%	11.00%
Long term bank borrowing, fair value																																		¥ 50.6	$ 7,072
Debt Instrument, Term																														3 years	3 years